BUSINESS COMBINATIONS (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
BUSINESS COMBINATIONS
Revenue	$ 0	$ 181
Net loss	$ (1,683,115)	$ (2,251,030)